Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Recon Capital DAX Germany ETF (Prospectus Summary) | Recon Capital DAX Germany ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information—Recon Capital DAX Germany ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Recon Capital DAX Germany ETF (“Fund”) seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the DAX® Index (“Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs may affect the Fund's performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund bears other expenses that are not covered under the management fee, which may vary and affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses). “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using a passive or indexing investment approach, the Fund seeks to achieve its investment objective to track the performance of the Index. The Index tracks the segment of the largest and most actively traded companies – known as blue chips – on the German equities market. The Index contains the shares of the 30 largest German companies in terms of liquidity and market capitalization admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The 30 stocks contained in the Index represents about 80% of the market capitalization listed in Germany.

The Fund will invest at least 80% of its total assets in the common stock of companies included in its benchmark index (“80% Policy”). The Fund employs a replication strategy to track the Index, which means it invests in the common stock included in the Index generally in proportion to its weighting in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a sample of securities in the Index. There also may be instances in which Recon Capital Advisors, LLC (“Adviser”) may choose to underweight or overweight a security in the Fund's Index, purchase securities not in the Fund's Index that the Adviser believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Fund's Index.

As of July 31, 2014, the Index included 30 companies with a market capitalization range of between approximately $109 billion and $5 billion and an average market capitalization of $34 billion. These amounts are subject to change.

The Fund's 80% Policy may be changed without shareholder approval upon 60 days prior written notice to shareholders.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Risks Related to Investing in Germany. Germany is a significant exporter to its major trading partners, which are other Western European developed nations and the United States. Therefore, Germany's economy is dependent on the economies of these other countries. As such, reductions by these countries in spending on German exports could adversely impact the German economy. Many of these Western European developed nations, including Germany, are member states of the European Union (“EU”) and Economic and Monetary Union of the EU (“EMU”). As a result, these member states are dependent upon one another economically and politically. The European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. These events have adversely affected the exchange rate of the euro and may continue to significantly affect other countries in Europe.

Responses to the financial problems by European governments, central banks and other bodies, including austerity measures and reforms may not work, may result in social unrest and may limit future economic growth or have other uncertain or unintended consequences. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, which could have significant and far-reaching consequences. These events have adversely affected the exchange rate of the Euro and may continue to significantly affect other countries in Europe. The German economy, along with certain other EU nations, experienced a significant slowdown during the recent financial crisis.

The Fund's investment in German issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to Germany. The German economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis.

Structural Risk. Germany is subject to risks of social unrest and heavy governmental control, either of which may adversely affect investments in Germany.

Political and Social Risk. Certain sectors and regions of Germany have experienced high unemployment and labor and social unrest. These issues may cause downturns in the German markets or the German industries or sectors in which the Fund invests.

Heavy Governmental Control and Regulation. Heavy regulation of labor and product markets is pervasive in Germany. These regulations may at times stifle German economic growth or cause prolonged periods of recession.

Risk of Investing in the Basic Materials Sector. Because the Index was concentrated in the basic materials sector as of July 31, 2014, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Risk of Investing in the Consumer Staples Sector. Because the Index was concentrated in the consumer staples sector as of July 31, 2014, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer staples sector. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

Risk of Investing in the Financial Services Sector. Because the Index was concentrated in the financial services sector as of July 31, 2014, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financial services sector perceived as benefitting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund's investments in financial institutions. Recent developments in the credit markets may cause companies operating in the financial services sector to incur large losses, experience declines in the value of their assets and even cease operations.

Currency Risk. Because the Fund's net asset value (“NAV”) is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

Non-U.S. Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund may be in foreign currencies, changes in currency exchange rates may negatively impact the Fund's return. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Common Stock Risk. Common stock held by the Fund may fall in value due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Investments in common stock may be more volatile than investments in other asset classes. Common stock is subordinate to preferred securities and debt instruments in a company's capital structure with respect to priority in right to share corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. The value of Shares will generally decline in correlation with any decline in the value of the securities in the Index. An investment in the Fund may lose money.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares, which may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Index Tracking Risk. While the Fund seeks to achieve a high degree of correlation with the Index, the Fund's return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, the Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Fund's return may deviate significantly from the return of the Index.

Passive Management Risk. Because the Fund is not “actively” managed, unless a security is removed from the Index, the Fund generally would not sell the security. Therefore, the Fund may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers.

Adviser Risk. The Adviser has limited prior experience managing a registered investment company. The Adviser's passive investment strategies may fail to produce the intended results. The ability of the Adviser to successfully implement the Fund's investment strategies will significantly influence the Fund's performance.

Non-Diversified Risk. Because the Fund is non-diversified under the 1940 Act and may invest in a smaller number of issuers or a larger proportion of its assets may be invested in a single issuer, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. To the extent that the Fund is concentrated in the securities of a particular industry or group of industries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to economic, political, regulatory or other conditions than if the Fund's assets were invested in a wider variety of industries or groups of industries. Based on the composition of the Index as of July 31, 2014, the Fund's assets were concentrated in the basic materials, consumer staples and financial services sectors; therefore, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of sectors or industries.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified under the 1940 Act and may invest in a smaller number of issuers or a larger proportion of its assets may be invested in a single issuer, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at reconfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at reconfunds.com.

Recon Capital DAX Germany ETF (Prospectus Summary) | Recon Capital DAX Germany ETF | Recon Capital DAX Germany ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 144

[1]	The Fund bears other expenses that are not covered under the management fee, which may vary and affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses). “Other Expenses” are based on estimated amounts for the current fiscal year.